Organization - Schedule of Financial Information as Discontinued Operations (Details) - Other Entities [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Financial Information as Discontinued Operations [Line Items]
Cash and cash equivalents	$ 1,500
Accounts receivable, net	5,961
Prepaid expenses and other current assets, net	1,536
Inventories, net	2,060
Total current assets	11,057
Non-current assets:
Property and equipment, net	461
Right of use asset	1,273
Deferred tax assets	97
Total non-current assets	1,831
Total assets	12,888
Current liabilities:
Accounts payable	3,386
Accrued expenses and other payables	227
Lease liabilities – current	670
Amount due to related parties
Income tax payable	54
Total current liabilities	4,337
Non-current liabilities:
Deferred tax liabilities	1,449
Lease liabilities – non-current	642
Total non-current liabilities	2,091
Total liabilities	$ 6,428